Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Healthcare services income			$ 431,378	$ 1,295,889
Operating expenses
Cost of healthcare services			(420,812)	(1,215,824)
Research and development expenses		(2,195,161)	(5,198,329)	(9,219,595)
General and administrative fees		(669,486)	(1,930,637)	(5,220,405)
Legal and professional fees		(803,285)	(2,538,161)	(2,888,140)
Other operating expenses		(272,609)	(1,067,690)	(261,038)
Total operating expenses		(3,940,541)	(11,155,629)	(18,805,002)
Other (expense) income, net
Loss on investments in marketable securities, net			(9,266)	(134,134)
Unrealized gain from fair value change of the long-term investments, net			6,431,088	6,108,872
Impairment loss of long-term investment		(1,000,000)	(77,200)	(520,821)
Interest (expense) income, net		(146,924)	(121,145)	146,588
Gain on disposal of subsidiaries		703
Government subsidies		928,461	123,015	335,499
Sundry income		564	36,784	48,007
Total other (expense) income, net		(217,196)	6,383,276	5,984,011
Net loss		(4,157,737)	(4,340,975)	(11,525,102)
Net (loss) income attributable to non-controlling interests		(110,069)	1,516,328	1,725,542
Net loss attributable to Aptorum Group Limited		$ (4,267,806)	$ (2,824,647)	$ (9,799,560)
Net loss per share attributable to Aptorum Group Limited
- Basic (in Dollars per share)	[1]	$ (0.78)	$ (0.62)	$ (2.75)
- Diluted (in Dollars per share)	[1]	$ (0.78)	$ (0.62)	$ (2.75)
Weighted-average shares outstanding
- Basic (in Shares)	[1]	5,453,103	4,521,133	3,569,484
- Diluted (in Shares)	[1]	5,453,103	4,521,133	3,569,484
Net loss		$ (4,157,737)	$ (4,340,975)	$ (11,525,102)
Net (loss) income attributable to non-controlling interests		(110,069)	1,516,328	1,725,542
Other comprehensive income (loss)
Exchange differences on translation of foreign operations		99,785	(44,430)	35,826
Other comprehensive income (loss)		99,785	(44,430)	35,826
Comprehensive loss		(4,057,952)	(4,385,405)	(11,489,276)
Comprehensive (loss) income attributable to non-controlling interests		(110,069)	1,516,328	1,725,542
Comprehensive loss attributable to the shareholders of Aptorum Group Limited		$ (4,168,021)	$ (2,869,077)	$ (9,763,734)

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.